INVESTMENTS AND FAIR VALUE (Investments, Gains (Losses) and Generation) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Investments
Equity method investees	$ 1,106,338	$ 1,106,338	$ 1,174,878
Equity method investees, held at fair value (A)	15,207	15,207	78,388
Total investments	1,121,545	1,121,545	1,253,266	1,211,684
Options in equity method investees	71,844	71,844	104,338
Gains (losses) from investments
Net realized gains (losses)		(8,431)	1,247	1,101
Net realized gains (losses) from affiliate investments		47,624	12,030	(80)
Net unrealized gains (losses)		25,661	6,273	332
Net unrealized gains (losses) from affiliate investments		(76,611)	34,383	47,568
Total gains (losses)		(11,757)	53,933	48,921
Gains (losses)
Mark to fair value on affiliate investments and options		(28,591)	46,371	47,506
Mark to fair value on derivatives		26,715	8,402	264
Mark to fair value on equity securities		965	2,962	0
Unrealized gains (losses) on digital currency (Bitcoin)	(1,700)	(9,470)	(3,702)	0
Other		(1,376)	(100)	1,151
Total gains (losses)		$ (11,757)	$ 53,933	$ 48,921